STOCKHOLDERS’ EQUITY	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Reverse Stock Split

On August 7, 2024, the Company received written consent in lieu of a meeting by the holders of a majority of the voting power of the Company’s outstanding capital stock as of August 7, 2024 and the Company’s Board of Directors approving such actions as are necessary for the Company to proceed to and execute a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of one post-split share per sixty thousand pre-split shares (1:60,000) (the “January 2025 Reverse Stock Split”). The January 2025 Reverse Stock Split became effective as of January 29, 2025. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans.

In March 2026, the Company received written consent in lieu of a meeting by the holders of a majority of the voting power of the Company’s outstanding capital stock as of March 2026 and the Company’s Board of Directors approving such actions as are necessary for the Company to proceed to, and the Company accordingly intends to, effectuate and execute a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of one post-split share per twenty-five pre-split shares (1:25) (the “Reverse Stock Split”). The Reverse Stock Split became effective as of May 18, 2026. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans.

All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the reverse stock splits.

Preferred Stock

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences, subject to any such rights provided for such shares in any certificate of designation filed by the Company with the State of Delaware.

Series A Preferred Stock

Of the total preferred shares authorized, 500,000 had been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation for the Series A Preferred Stock filed with the Secretary of State of the State of Delaware on December 9, 2014. There were no shares of Series A Preferred Stock issued and outstanding as of June 30, 2026 and 2025 for both periods.

Series B Preferred Stock

Pursuant to a certificate of designation filed with the Secretary of State of the State of Delaware on June 16, 2015, five shares of preferred stock have been designated as Series B Preferred Stock, par value $0.01 per share, of the Company (“Series B Preferred Stock”). Each holder of shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of June 30, 2026 and 2025. Mr. Nathanielsz, the Company’s Chief Executive Officer, directly beneficially owns such one share of Series B Preferred Stock.

No additional shares of Series A Preferred Stock or Series B Preferred Stock were issued during fiscal year 2026 and 2025.

Convertible Series C Preferred Stock and Series C Warrants

On November 4, 2025 (the “Closing Date”), the Company completed a private placement pursuant to a Securities Purchase Agreement with Hexstone Capital LLC (“Hexstone”). At closing, Hexstone purchased 100 shares of Series C Preferred Stock (the “Initial Preferred Shares”), par value $0.01, with a stated value of $10,000 per share, for total gross proceeds of $1,000,099. The Company paid legal fees of $50,000 related to this private placement and was recorded as deemed dividend during the year ended June 30, 2026 due to the temporary equity classification as noted below. In connection with the transaction, the Company also issued warrants to purchase up to 9,900 additional shares of Series C Preferred Stock. Each warrant is exercisable for one share of Series C Preferred Stock at an exercise price of $10,000 per share (subject to equitable adjustments by the Company relating to stock-splits, reclassifications, combination, extraordinary distributions and similar events) and expires two years from issuance. The Series C Preferred Stock and warrants were issued in a private placement.

The Series C Preferred Stock shall have a stated value of $10,000 per share and liquidation value equal to the greater of (A) 100% of stated value of such Series C Preferred Stock and (B) the amount per share such holder would receive if such holder converted into Common Stock immediately prior to the date of such payment. The holder of Series C Preferred Stock shall have a dividend rate of 0%. However, the dividend rate shall automatically be increased to ten percent (10.0%) per annum upon any bankruptcy triggering event as defined in the Certificate of Designation.

At any time after the initial issuance date, each share of Series C Preferred Stock shall be convertible into shares of common stock of the Company by the holder thereof by dividing the stated amount of each share of Series C Preferred Stock of $10,000 by the conversion price. The conversion price shall be the lesser of the fixed conversion price of $125.00 per share or 85% (or 70% if the common stock is suspended from trading on or delisted from the principal market at any time after the initial issuance date (whether or not subsequently cured)), or, in the case of the Initial Preferred Shares) of the of the lowest trading price of the Common Stock during the period beginning on the day the holder sends a conversion notice to the Company and ending on the trading day on which the aggregate dollar volume of the Company’s common stock exceeds the product of the conversion amount set forth on the applicable conversion notice multiplied by seven (7) after the applicable holder receives the shares of common stock issuable upon conversion of the Series C Preferred Stock, subject to a five (5) trading day minimum (such period, the “Conversion Measuring Period”); provided, however, that each day on which (i) the Common Stock has been suspended for trading on all Eligible Markets, (ii) Conversion Shares cannot be sold by the Holder because of violation of Section 32 by the Company, or (iii) Conversion Shares are not delivered after the Share Delivery Deadline, that day’s dollar volume shall be excluded from the calculation of the total aggregate dollar volume of the Conversion Measuring Period. All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Conversion Measuring Period; provided further that in no event shall the Conversion Price be lower than the initial Floor Price of $12.50 subject to adjustment per the Board’s discretion. In February 2026, the floor price was adjusted to a new floor price of $1.25. In May 2026, the floor price was readjusted to $0.05 after the reverse stock split. As of June 30, 2026, the effective floor price is $0.05.

Subject to the limitations specified in the Certificate of Designation, holders of Series C Preferred Stock shall have the right to vote on all matters presented to the stockholders for approval together with the shares of Common Stock, voting together as a single class, on an “as converted” basis using the conversion price.

Upon any bankruptcy triggering event, the Company were to immediately redeem, in cash, each of the Series C Preferred Stock then outstanding at a redemption price equal to the applicable triggering event redemption price. Each of the Series C Preferred Stock subject to redemption by the Company were to be redeemed by the Company at a price equal to the greater of (i) the product of (A) the conversion amount to be redeemed multiplied by (B) the redemption premium of 110% and (ii) the product of (X) the conversion rate with respect to the conversion amount in effect multiplied by (Y) the product of (1) the redemption premium of 110% multiplied by (2) the VWAP of the Common Stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the trading date prior to the date the Company makes the entire payment required to be made. On May 5, 2026, the Company filed a certificate of amendment of certificate of designations of Series C Convertible Preferred Stock whereby amongst other things, the Company removed the mandatory redemption upon any bankruptcy triggering event (the “May 5, 2026 Amended Series C Designation”).

Although the Series C Preferred Stock does not have a fixed maturity date and is not mandatorily redeemable on a specified date, the contingent mandatory redemption feature upon a bankruptcy triggering event was considered a conditional obligation to transfer assets outside the Company’s control. Accordingly, the Company determined that under ASC 480, the Series C Preferred Stock was initially treated as temporary equity until the May 5, 2026 Amended Series C Designation. Upon issuance of the Series C Preferred Stock, the Company allocated the fair value of $117,754 to the Series C Preferred and subsequent accretion to redemption value at issuance date. Accordingly, during the year ended June 30, 2026, the Company accreted $882,246 to redemption value along with the $50,000 in offering costs and was recorded as deemed dividend totaling $932,246 which was charged to additional paid in capital in the absence of retained earnings in the Company. On May 5, 2026, the date the Series C designation was amended, there were 100 shares of Series C Preferred Stock at that time with a redemption value of $1,000,000 and was reclassified from temporary equity to permanent equity.

Additionally, due to delayed filing and declaration of effectiveness relative to the deadlines defined in the Registration Rights Agreement in connection with this Securities Purchase Agreement, the Company accrued a registration rights penalty amounting to $6,000, which is payable in 100,000 shares of the Company’s common stock to Hexstone and was included in accrued expenses and other payables on the accompanying consolidated balance sheets as of June 30, 2026 and a corresponding other expense during the year ended June 30, 2026.

Series C Preferred Stock Conversions

In January 2026, the Company issued an aggregate of 183,655 shares of its common stock as a result of the conversion of 50 Initial Preferred Shares of the Series C Preferred stock during such period.

Between March 2026 and June 2026, the Company issued an aggregate of 452,489 shares of its common stock as a result of the conversion of 50 shares of Series C Preferred stock during such period.

In June 2026, the Company issued an aggregate of 323,856 shares of its common stock and recorded common stock issuable of 295,340 shares as a result of the conversion of 50 shares of Series C Preferred stock during such period. The common stock issuable of 295,340 shares were issued between July 2026 and August 2026.

In June 2026, the Company issued an aggregate of 408,451 shares of its common stock and recorded common stock issuable of 141,000 shares as a result of the conversion of 50 Initial Preferred Shares of Series C Preferred stock during such period. The common stock issuable of 141,000 shares were issued in July 2026.

Issuance of Series C Preferred Stock upon exercise of Series C Warrants

In February 2026, the Company issued 50 shares of Series C preferred stock upon the exercise of 50 Series C Warrants with an exercise price of $10,000 per share and received aggregate gross proceeds of $500,000.

In March 2026, the Company issued 50 shares of Series C preferred stock upon the exercise of 50 Series C Warrants with an exercise price of $10,000 per share and received aggregate gross proceeds of $500,000.

In April 2026, the Company issued 50 share of Series C preferred stock upon the exercise of 50 Series C Warrants with an exercise price of $10,000 per share and received aggregate gross proceeds of $500,000.

Accordingly, the fair value of the warrant liability on the date of exercise of $8,925 was reclassified into additional paid in capital during the year ended June 30, 2026.

In June 2026, the Company issued 150 shares of Series C preferred stock upon the exercise of 150 Series C Warrants with an exercise price of $10,000 per share and received aggregate gross proceeds of $1,500,000.

There were 200 shares of Series C Preferred Stock issued and outstanding as of June 30, 2026 with a redemption value amounted to $2,000,000.

Series C Warrants

The Company had previously accounted for the 9,900 warrants issued on November 4, 2025, in accordance with the guidance contained in ASC 815 “Derivatives and Hedging” whereby under that provision these warrants did not meet the criteria for equity treatment and were recorded as a liability since the host instrument itself (Series C Preferred Stock) was classified as temporary equity.

The initial valuation of the 9,900 warrants was valued at $882,345 on November 4, 2025 and was recorded at fair value as of each reporting date with the change in fair value reported within other income in the accompanying consolidated statements of operations as “Change in fair value of warrant liability” until the warrants are exercised, expired or other facts and circumstances lead the warrant liability to be reclassified to stockholders’ equity which occurred on May 5, 2026 due to the May 5, 2026 Amended Series C Designation.

The Company utilized a Monte Carlo Simulation model to estimate the fair values of the 9,900 warrants, which incorporated significant inputs that were not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the contingent consideration reflect management’s own assumptions about the assumptions that market participants would use in valuing the contingent consideration. The Company determined the fair value by using the below key inputs to the Monte Carlo Simulation Model.

The key inputs for the warrant liability were as follows as of initial valuation on November 4, 2025:

Key Valuation Inputs
Expected term (years)	2.00
Annualized volatility	92.27%
Risk-free interest rate	3.58%
Series C Convertible Preferred Stock per Share Value	$1,177.54
Dividend yield	0.00%
Exercise price	$10,000.00

The key inputs for the warrant liability were as follows as of May 5, 2026 (date of reclassification of warrant liability into equity):

Key Valuation Inputs
Expected term (years)	1.50
Annualized volatility	115.07%
Risk-free interest rate	3.85%
Series C Convertible Preferred Stock per Share Value	$1,073.46
Dividend yield	0.00%
Exercise price	$10,000.00

Accordingly, the total fair value of the warrant liability on May 5, 2026 of $973,115 was reclassified into additional paid in capital during the year ended June 30, 2026.

Common Stock

Shares issued for cash

On August 14, 2025, the Company entered into an underwriting agreement with D. Boral Capital, LLC, as representative of the underwriters in connection with a public offering of the Company’s common stock. The Underwriting Agreement provided for the offer and sale of 40,000 shares of common stock at a price to the public of $100.00 per share (the “Offering”). In connection therewith, the Company agreed to issue to the representative, warrants to purchase 1,200 of shares of common stock at a price equal $100.00 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at any time and from time to time, in whole or in part, from February 15, 2026 through August 15, 2030 and contains cashless exercise provision. The Company also granted the Underwriters an overallotment option for a period of 45 days to purchase up to an additional 6,000 shares of common stock which was not consummated. The Company paid underwriting commissions and offering expenses under the terms of the agreement of $535,000 in August 2025 upon closing of the Offering (see below).

On August 18, 2025, the Offering was completed. At the closing, the Company (i) sold 40,000 shares of Common Stock for total gross proceeds of $4,000,000, and (ii) issued the Representative’s Warrants. After deducting the underwriting commissions and offering expenses, the Company received net proceeds of approximately $3.3 million after deducting commissions and related offering expenses (including legal and accounting fees) of approximately $686,000 (“Total Offering Fees”). During the year ended June 30, 2026, deferred offering costs of $281,773 (included in the Total Offering Fees) were charged to additional paid-in capital upon the completion of the Offering.

Shares issued for conversion of convertible debt

From July 1, 2024 through March 2025, the Company issued an aggregate of 353 shares of its common stock at an average contractual conversion price of $300 as a result of the conversion of principal of $70,315, interest of $9,371 and conversion fees of $5,520 underlying certain outstanding convertible notes converted during the year.

Included in the above conversion during the year ended June 30, 2025, were principal aggregate amount of convertible notes of $54,850, accrued interest of $4,365 and conversion fees of $3,770 containing bifurcated embedded conversion option derivatives which were converted into common stock. Accordingly, the fair market value of the shares issued upon conversion was $154,154, resulting in a loss on extinguishment at the time of conversion of $91,169 and $73,640 of derivative liability fair value and was recorded as a gain on extinguishment at the time of conversion, resulting in a net loss of $17,529 which is included in gain (loss) on extinguishment of debt in the accompanying consolidated statements of operations.

The Company reclassified $10,229 from put premium liabilities to additional paid in capital following conversions and repayment during the year ended June 30, 2025.

From July 1, 2025 through September 30, 2025, the Company issued an aggregate of 7,799 shares of its common stock at an average contractual conversion price of approximately $44 as a result of the conversion of principal of $298,797, interest of $37,053 and conversion fees $4,906 underlying certain outstanding convertible notes converted during such period.

From October 1, 2025 through December 31, 2025, the Company issued an aggregate of 5,107 shares of its common stock at an average contractual conversion price of approximately $44 as a result of the conversion of principal of $76,000, interest of $4,441 and conversion fees $937 underlying certain outstanding convertible notes converted during such period.

In June 2026, the Company issued an aggregate of 67,832 shares of its common stock at an average contractual conversion price of approximately $0.90 as a result of the conversion of principal of $55,000, interest of $5,043 and conversion fees $937 underlying certain outstanding convertible notes converted during such period.

Included in the above conversion during the year ended June 30, 2026, were principal aggregate amount of convertible notes of $200,650, accrued interest of $20,003 and conversion fees of $3,280 containing bifurcated embedded conversion option derivatives were converted into common stock. Accordingly, the fair market value of the shares issued upon conversion was $444,258, resulting in a loss on extinguishment at the time of conversion of $220,325 and $390,182 of derivative liability fair value was recorded as a gain on extinguishment at the time of conversion, resulting in a net gain of $169,857 which is included in gain (loss) on extinguishment of debt in the accompanying consolidated statements of operations.

The Company reclassified $114,399 from put premium liabilities to additional paid in capital following conversions during the year ended June 30, 2026.

Shares issued for conversion of Series C Preferred Stock

In January 2026, the Company issued an aggregate of 183,655 shares of its common stock as a result of the conversion of 50 shares of Series C Preferred stock during such period.

Between March 2026 and June 2026, the Company issued an aggregate of 452,489 shares of its common stock as a result of the conversion of 50 shares of Series C Preferred stock during such period.

In June 2026, the Company issued an aggregate of 323,856 shares of its common stock as a result of the conversion of 50 shares of Series C Preferred stock during such period.

In June 2026, the Company issued an aggregate of 408,451 shares of its common stock as a result of the conversion of 50 Initial Preferred Shares of Series C Preferred stock during such period.

Shares issued for services rendered

On August 12, 2024, the Company entered into a consulting agreement with two consultants to provide investor relation services from August 12, 2024 to October 12, 2024 for a total fee of $7,500 for each consultant. In August 2024, the Company issued an aggregate of 10 shares of common stock to the consultants related to this consulting agreement. Those shares were valued at approximately $1,500 per share or $15,000, being the closing price of the stock on the date of grant to such consultants. During the year ended June 30, 2025, the Company recorded stock-based compensation of $15,000.

On March 3, 2025, the Company issued an aggregate of 342,220 shares of common stock to certain officers, employees, directors and consultants for services rendered. Those shares were valued at approximately $150 per share or $51,333,000, being the closing price of the stock on the date of grant. During the year ended June 30, 2025, the Company recorded stock-based compensation of $51,333,000. On August 15, 2025, the Company and a consultant agreed to enter into a three-month consulting agreement to provide digital marketing related services for a monthly fee of $100,000 and a one-time payment of $300,000 upon signing this agreement.

On August 30, 2025, the Company amended this agreement whereby the Company agreed to provide additional compensation by issuing 20,000 shares of common stock every three months. The first issuance of shares occurred on September 1, 2025 and subsequent issuances shall occur on the first day of every three-month period thereafter. Except for the changes made in the amendment, all other terms and provisions of the original agreement shall remain unchanged and in full force and effect. These shares were valued at approximately $68 or $1,365,000, being the closing price of the stock on the date of grant. During the year ended June 30, 2026, the Company recorded stock-based compensation of $1,365,000.

On August 24, 2025, the Company incurred consulting fees of $43,748 for management advisory services rendered to a consultant. The Company agreed to issue 437 shares of shares of common stock to consultant. These shares were valued at approximately $100 or $43,748, being the closing price of the stock on the date of grant. During the year ended June 30, 2026, the Company recorded stock-based compensation of $43,748.

In October 2025, the Company issued an aggregate of 173 share of common stock for services rendered and to be rendered from September 25, 2025 to December 25, 2025 in connection with the Advisory agreement dated on September 25, 2025. These shares were valued at approximately $43 or $7,500, being the closing price of the stock on the date of grant. During the year ended June 30, 2026, the Company recorded stock-based compensation of $7,500.

In January 2026, the Company issued an aggregate of 593 shares of common stock for services rendered and to be rendered from December 26, 2025 to March 26, 2026 in connection with the Advisory agreement dated on September 25, 2025. These shares were valued at approximately $13 or $7,500, being the closing price of the stock on the date of grant. During the year ended June 30, 2026, the Company recorded stock-based compensation of $7,500.

On March 16, 2026, the Company issued an aggregate of 1,020,000 shares of common stock to certain officers, employees, directors and consultants for services rendered. Those shares were valued at approximately $3.50 per share or $3,570,000, being the closing price of the stock on the date of grant. During the year ended June 30, 2026, the Company recorded stock-based compensation of $3,570,000 related to such grant.

Shares issued for prepaid services

Between January 9, 2025 and March 23, 2025, the Company issued an aggregate of 81,000 shares of fully vested, non-forfeitable common stock to various consultants for consulting, investor relations and business advisory services with service terms ranging from 6 months to three years. Those shares were valued at a weighted average price of approximately $300 (ranging from $175 to $375) or $23,881,110, being the closing prices of the stock on each respective date of grants. During the years ended June 30, 2026 and 2025, the Company recorded stock-based compensation of $8,498,492 and $4,621,230, respectively, related to this transaction.

On March 16, 2026, the Company issued an additional 300,000 shares of fully vested, non-forfeitable common stock to various consultants for consulting, investor relations and business advisory services related to existing 3-year consulting agreements dated between January 2025 and March 2025. Those shares were valued at approximately $3.50 per share or $1,050,000, being the closing price of the stock on the date of grant. At the date of grant, the Company recorded prepaid expense – current portion of $589,523 and prepaid expense – long-term portion of $460,477 to be amortized over the remaining terms of the respective agreements. During the year ended June 30, 2026, the Company recorded stock-based compensation of $8,498,492 related to this transaction.

At June 30, 2025, the Company recorded prepaid (stock based) expense – current portion of $8,334,046 and prepaid (stock based) expense – long-term portion of $10,925,835 to be amortized over the terms of the respective agreements. At June 30, 2026, the Company recorded prepaid (stock based) expense – current portion of $7,620,846 and prepaid (stock based) expense – long-term portion of $4,190,543 to be amortized over the terms of the respective agreements.

Shares issued in connection with Debt Exchange Agreements

Between January 5, 2025 and March 5, 2025, the Company issued an aggregate of 2,040 shares of common stock to certain vendors in exchange for payment of outstanding balance of accounts payable of $129,354 pursuant to debt exchange agreements. Those shares were valued at a weighted average price of approximately $225 (ranging from $175 to $325) or $437,500, being the closing prices of the stock on each respective date of grants. Common stock issuable of 310 shares shall be issued due to the reduced offering price provision as defined in the debt exchange agreement to such vendor. Accordingly, the fair market value of the shares issued and issuable was $468,500, resulting in a loss on extinguishment of debt at the time of exchange of $339,146 during the year ended June 30, 2025.

On January 23, 2025, the Company entered into a Debt Exchange with the former director and issued 1,200 shares of common stock in exchange for the total outstanding loan of $74,395. Those shares were valued at approximately $325 per share or $375,000, being the closing price of the stock on the date of grant to the former director. Accordingly, the fair market value of the shares issued was $375,000, resulting in a loss on extinguishment of debt at the time of exchange of $300,605 during the year ended June 30, 2025.

On February 5, 2025, the Company entered into debt exchange agreements with the two investors and issued an aggregate of 1,200 shares of common stock in exchange for the total outstanding loan including accrued interest of $86,248. Those shares were valued at $250 per share or $300,000, being the closing price of the stock on the date of grant to the two investors. Accordingly, the fair market value of the shares issued was $300,000, resulting in a loss on extinguishment of debt at the time of exchange of $213,752 during the year ended June 30, 2025.

On January 7, 2026, the Company entered into an Exchange Agreement with Crown Bridge (see Note 5) and issued 15,792 shares of common stock in exchange for the total outstanding loan balance of $65,280 and accrued interest of $60,484. Those shares were valued at approximately $13 per share or $200,000, being the closing price of the stock on the date of grant, resulting in a loss on extinguishment of debt at the time of exchange of $74,236.

Shares issued in connection with a Warrant Exchange Agreement

On March 3, 2025, the Company issued 36,000 shares of common stock to an investor in exchange for all the existing warrants (the “Warrant Exchange Warrants”) that included an alternate cashless exercise provision held by the investor pursuant to a Warrant Exchange Agreement. The fair value of the surrendered Exchange Warrants exceeded the fair value of the 36,000 shares of common stock issued. Accordingly, there was no deemed dividend recorded in connection with the Warrant Exchange Agreement. The fair value of the 36,000 shares of common stock issued was $150 per share or $5.4 million based on the quoted trading price on the exchange date.

Restricted Stock Units

Pursuant to employment agreements dated in May 2019, the Company granted de minimis restricted stock unit (after the Reverse Stock Split) to the Company’s Chief Executive Officer and Chief Scientific Officer. Such restricted stock units are subject to vesting terms as defined in the employment agreements. Such restricted stock units were valued at the fair value of approximately $497,240 based on the quoted trading price on the date of grant. There were $248,620 unrecognized restricted stock units expense as of June 30, 2026 and 2025. A de minimis amount of unvested restricted stock units which are subject to various performance conditions have not yet been met and have not yet vested as of June 30, 2026 to which the above amount of $248,620 relates to.

Stock Options

On the Effective Date, the Company’s board of directors approved and adopted the Company’s 2019 Equity Incentive Plan (the “2019 Plan”), which reserves a total of nil share of the Company’s common stock for issuance under the 2019 Plan. Incentive awards authorized under the 2019 Plan include, but are not limited to, incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units.

During the years ended June 30, 2026 and 2025, there were de minimis number of options after the Reverse Stock Split. During the years ended June 30, 2026 and 2025, the Company recognized stock-based compensation of $0 for both periods. There was $0 of unvested stock options expense as of June 30, 2026. No stock options were granted during the years ended June 30, 2026 and 2025.

Stock Warrants

The following table summarizes common stock warrant activity for the years ended June 30, 2026 and 2025:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2024	10	$31.00
Granted	-	-
Exercised	-	-
Cancelled*	-	-
Expired	-	-
Outstanding at June 30, 2025	10	$31.00
Granted – Common stock warrants	1,200	100.00
Granted – Series C preferred stock warrants	9,900	10,000.00
Exercised – Series C preferred stock warrants	(300)	10,000.00
Cancelled	-	-
Expired	-	-
Outstanding at June 30, 2026	10,810	$8,905.64

Exercisable at June 30, 2026	10,810	$8,905.64
Outstanding and Exercisable:

Weighted average remaining contractual term	1.66
Aggregate intrinsic value	$-

*	On March 3, 2025, the Company cancelled all the existing warrants (de minimis number of shares of Series A warrants, Series B warrants, and Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).

Repurchase Plan

On June 17, 2026, the Company entered into a common stock repurchase plan (the “Repurchase Plan”) with a broker. The Repurchase Plan provides for the repurchase of shares of the Company’s common stock in an aggregate amount of up to $5.0 million, subject to the terms, conditions and trading parameters specified in the Repurchase Plan. Repurchases under the Repurchase Plan may be made from time to time through open-market transactions and are subject to applicable securities laws, market conditions and the limitations set forth in the Repurchase Plan. The Repurchase Plan does not obligate the Company to repurchase any minimum number or dollar amount of shares. Unless terminated earlier in accordance with its terms, the Repurchase Plan will terminate on December 31, 2026, or upon the occurrence of certain other events specified in the Repurchase Plan. As of June 30, 2026, no shares of common stock had been repurchased under the Repurchase Plan (see Note 13).